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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       February 7, 2013
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $3,315,913,487.53


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 December 2012


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                     Item 2 -                                                                                  Item 8:
Item 1 -             Title    Item 3 -               Item 4: FMV        Item 5:        Item 6: Inv   Item 7:   Voting
Stock Name           or Class CUSIP      Portfolio   (in US$)           Shares         Discretion    Manager   Authority
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR    ADR       02364W105
                                                       1,048,965,217.56      45,331,254      sole        1        sole    31,877,662
                                                                                                                  none    13,453,592

BAIDU INC ADR        ADR       056752108
                                                          89,282,570.76         890,244      sole        1        sole       634,422
                                                                                                                  none       255,822

BANCO MACRO
  BANSUD ADR         ADR       05961W105
                                                          45,154,360.10    2,489,215.00      sole        1        sole     2,260,410
                                                                                                                  none       228,805

BANCO SANTANDER
 BRASIL - ADS        ADS       05967A107
                                                         442,561,370.16      60,791,397      sole        1        sole    42,841,286
                                                                                                                  none    17,950,111

BANCOLOMBIA
 ADR                 ADR       05968L102
                                                         238,272,708.94       3,578,743      sole        1        sole     2,182,025
                                                                                                                  none     1,396,718

COGNIZANT TECHNOLOGY
 SOLUTIONS           CLASS A   192446102
                                                         251,516,479.54       3,404,286      sole        1        sole     2,557,751
                                                                                                                  none       846,535

CTRIP INTERNATIONAL
 ADR                 ADR       22943F100
                                                         161,367,955.54    7,121,269.00      sole        1        sole     5,316,868
                                                                                                                  none     1,804,401

EMBOTELLADORA ANDINA
 ADR REP A           ADR       29081P204
                                                           6,847,008.54         228,691      sole        1        sole       112,194
                                                                                                                  none       116,497

EMBOTELLADORA ANDINA
 ADS REP B           ADS       29081P303
                                                         121,449,588.99       3,198,567      sole        1        sole     2,157,401
                                                                                                                  none     1,041,166

EPAM SYSTEMS         ORD       29414B104
                                                           3,784,872.90         209,109      sole        1        sole       209,109
                                                                                                                  none             0

INFOSYS TECHNOLOGY
 LTD ADR             ADR       456788108
                                                         344,565,182.70       8,145,749      sole        1        sole     5,290,484
                                                                                                                  none     2,855,265

ITAU UNIBANCO
 HOLDING SA - ADR    ADR       465562106
                                                         289,486,052.70      17,587,245      sole        1        sole    12,339,186
                                                                                                                  none     5,248,059

KOSMOS ENERGY LTD    ADR       G5315B107
                                                          63,860,392.70       5,170,882      sole        1        sole     3,949,366
                                                                                                                  none     1,221,516

PACTERA TECHNOLOGY
 INTERNATIONAL ADR   ADR       72765Q205
                                                           5,856,019.96         737,534      sole        1        sole       737,534
                                                                                                                  none             0

PLATINUM GROUP
 METALS LTD          ORD       72765Q205
                                                          32,468,301.30      39,911,960      sole        1        sole    39,911,960
                                                                                                                  none             0

RETALIX LTD          ORD       M8215W109
                                                           7,108,395.32         239,018      sole        1        sole       239,018
                                                                                                                  none             0

TAIWAN SEMICONDUCTOR
 CO ADR              ADR       874039100

                                                          15,306,943.08         892,013      sole        1        sole             0
                                                                                                                  none       892,013

TERNIUM SA ADR       ADR       880890108
                                                         142,270,424.85       6,041,207      sole        1        sole     4,510,798
                                                                                                                  none     1,530,409

VANCEINFO
 TECHNOLOGIES
 ADR                 ADR       921564100

                                                           5,789,641.90         737,534      sole        1        sole       737,534
                                                                                                                  none             0
                                                       ----------------
                                                       3,315,913,487.53
                                                       ================
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